DERIVATIVE FINANCIAL INSTRUMENTS	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
DERIVATIVE FINANCIAL INSTRUMENTS
NOTE 6 -DERIVATIVE FINANCIAL INSTRUMENTS

NOTE 6 -DERIVATIVE FINANCIAL INSTRUMENTS

The Company previously adopted the provisions of ASC subtopic 825-10, Financial Instruments (“ASC 825-10”). ASC 825-10 defines fair value as the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities required or permitted to be recorded at fair value, the Company considers the principal or most advantageous market in which it would transact and considers assumptions that market participants would use when pricing the asset or liability, such as inherent risk, transfer restrictions, and risk of nonperformance. ASC 825-10 establishes a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value.

The derivative liability as of September 30, 2021, in the amount of $8,256,309 has a level 3 classification under ASC 825-10.

The following table provides a summary of changes in fair value of the Company’s Level 3 financial liabilities as of September 30, 2021.

Debt Derivative Liabilities
Balance, December 31, 2019	$8,836,514
Change in derivative liabilities from conversion of notes payable	(1,144,290)
Change in derivative liabilities from the Odyssey conversion to a term loan	(1,286,762)
Change in fair value of derivative liabilities for the period – derivative gain	(1,140,323)
Balance, December 31, 2020	$5,265,139
Initial fair value of derivative liabilities during the period	77,897
Reclassification of certain derivative liabilities	(185,108)
Change in fair value of derivative liabilities for period – derivative expense	3,098,381
Balance, September 30, 2021	$8,256,309

Convertible notes payable and warrant derivatives – The Company issued convertible promissory notes which are convertible into common stock, at holders’ option, at a discount to the market price of the Company’s common stock. The Company has identified the embedded derivatives related to these notes relating to certain anti-dilutive (reset) provisions. These embedded derivatives included certain conversion features. The accounting treatment of derivative financial instruments requires that the Company record fair value of the derivatives as of the inception date of debenture and to fair value as of each subsequent reporting date.

As of September 30, 2021, the Company marked to market the fair value of the debt derivatives and determined a fair value of $8,256,309 ($8,220,700 from the convertible notes and $35,609 from warrants) in Note 5 (2) above. The Company recorded expense from change in fair value of debt derivatives of $3,098,381 for the nine months ended September 30, 2021. The fair value of the embedded derivatives was determined using Monte Carlo simulation method based on the following assumptions: (1) dividend yield of 0%, (2) expected volatility of 291.3% to 300.6%, (3) weighted average risk-free interest rate of 0.04% to 0.41% (4) expected life of 0.25 to 2.7 years, and (5) the quoted market price of $0.027 to $0.027 for the Company’s common stock.

NOTE 6 – DERIVATIVE FINANCIAL INSTRUMENTS

The Company previously adopted the provisions of ASC subtopic 825-10, Financial Instruments (“ASC 825-10”). ASC 825-10 defines fair value as the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities required or permitted to be recorded at fair value, the Company considers the principal or most advantageous market in which it would transact and considers assumptions that market participants would use when pricing the asset or liability, such as inherent risk, transfer restrictions, and risk of nonperformance. ASC 825-10 establishes a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value.

The derivative liability as of December 31, 2020, in the amount of $5,265,139 has a level 3 classification under ASC 825-10.

The following table provides a summary of changes in fair value of the Company’s Level 3 financial liabilities as of December 31, 2020.

Debt Derivative Liabilities
Balance, December 31, 2018	$—
Debt discount from initial derivative	1,774,000
Initial fair value of derivative liabilities	2,601,631
Change in derivative liability from conversion of notes payable	(407,654)
Change in fair value of derivative liabilities at end of period	4,868,537
Balance, December 31, 2019	$8,836,514
Change in derivative liabilities from conversion of notes payable	(1,144,290)
Change in derivative liabilities from the Odyssey conversion to a term loan	(1,286,762)
Change in fair value of derivative liabilities at end of period – derivative expense	(1,140,323)
Balance, December 31, 2020	$5,265,139

Convertible notes payable and warrant derivatives – The Company issued convertible promissory notes which are convertible into common stock, at holders’ option, at a discount to the market price of the Company’s common stock. The Company has identified the embedded derivatives related to these notes relating to certain anti-dilutive (reset) provisions. These embedded derivatives included certain conversion features. The accounting treatment of derivative financial instruments requires that the Company record fair value of the derivatives as of the inception date of debenture and to fair value as of each subsequent reporting date.

As of December 31, 2020, the Company marked to market the fair value of the debt derivatives and determined a fair value of $5,265,139 comprised of $5,229,436 from the convertible notes (Note 5) and $35,703 from the warrants (Note 8). The Company recorded a gain from change in fair value of debt derivatives of $1,140,323 for the year ended December 31, 2020. The fair value of the embedded derivatives was determined using Monte Carlo simulation method based on the following assumptions: (1) dividend yield of 0%, (2) expected volatility of 190.9% to 350.8%, (3) weighted average risk-free interest rate of 0.09% to 0.12% (4) expected life of 0.25 to 1.4 years, and (5) the quoted market price of $0.03 for the Company’s common stock.

See Financing lease arrangements in Note 9.